Investment Objectives and Goals - HyperScale Leaders ETF	Aug. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	HyperScale Leaders ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The HyperScale Leaders ETF seeks to track the performance, before fees and expenses, of the BITA US HyperScale Leaders Index (the “Index”).